Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities:
Net (loss) income	$ (1,245,395)	$ (160,330)	$ 700,844
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation of property and equipment	209,856	27,016	163,722
Amortization of intangible assets	117,000	15,062
Amortization of right-of-use assets			192,986
Provision for expected credit losses	11,018	1,418
Change in operation assets and liabilities
Accounts receivable	4,336,825	558,315	(10,370,609)
Prepaid tax	1,168	150
Prepayment, and deposits	(4,409,407)	(567,659)	(103,557)
Deferred tax assets	(82,050)	(10,563)
Accounts payable	(12,788,317)	(1,646,345)	11,339,305
Income tax payable	10,693	1,377	61,465
Accrued expenses and other payables	73,275	9,433	3,138,000
Contract liabilities	(1,032,978)	(132,984)	(3,109,478)
Employee benefits	11,095	1,428
Operating lease obligation			(199,816)
Net cash (used in) provided by operating activities	(14,787,217)	(1,903,682)	1,812,862
Cash flow from investing activities:
Purchases of items of property and equipment	(1,325,139)	(170,596)
Purchases of intangible assets	(2,340,000)	(301,247)
Payments for acquisition of long-term investments	(17,467,087)	(2,248,682)
Payments for acquisition of subsidiaries	(6,122,444)	(788,193)
Net cash used in investing activities	(27,254,670)	(3,508,718)
Cash flow from financing activities:
Payments of IPO costs	(10,896,313)	(1,402,771)	(1,040,286)
Proceeds from initial public offering	71,472,020	9,201,182
Repayment of amount due to a director	(7,754)	(998)	6,538
Proceeds of amount due from/to related parties	(27,073)	(3,485)	(18,512)
Net cash provided by (used in) financing activities	60,540,880	7,793,928	(1,052,260)
Change in cash	18,498,993	2,381,528	760,602
Cash, beginning of the period	8,406,293	1,082,211	6,245,104
Cash, end of the period	26,905,286	3,463,739	7,005,706
Supplemental cash flow information
Cash paid for interest expense	$ 617	$ 79	$ 9